SHARE-BASED COMPENSATION (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Shares
Outstanding at the beginning of the period (in shares)	16,059,328
Granted (in shares)	14,835,328
Exercised (in shares)	(8,600,000)
Forfeited (in shares)	(1,056,000)
Cancelled (in shares)	(13,883,328)
Outstanding at the end of the period (in shares)	7,355,328	16,059,328
Exercisable at the end of the period (in shares)	5,747,833
Weighted average exercise price
Outstanding at the beginning of the period (in dollars per share)	$ 0.20
Granted (in dollars per share)	$ 0.01
Exercised (in dollars per share)	$ 0.28
Forfeited (in dollars per share)	$ 0.25
Cancelled (in dollars per share)	$ 0.16
Outstanding at the end of the period (in dollars per share)	$ 0.12	$ 0.20
Exercisable at the end of the period (in dollars per share)	$ 0.12
Weighted-average remaining contractual term
Outstanding at the end of the period	4 years 7 months 6 days
Exercisable at the end of the period	4 years 2 months 12 days
Aggregate intrinsic value
Outstanding at the end of the period	$ 2,025
Exercisable at the end of the period	1,494
Additional disclosure
Weighted average grant date fair value per share of options granted (in dollars per share)	$ 0.50	$ 1.25	$ 0.88
Total intrinsic value of options exercised	2,387	3,744
Assumptions used in estimating the fair value of options granted
Weighted average risk-free interest rate (as a percent)	1.44%	1.35%	1.49%
Weighted average expected term	4 years 8 months 12 days	2 years 2 months 12 days	1 year 4 months 24 days
Weighted average volatility (as a percent)	47.10%	45.50%	41.10%
Weighted fair value of underlying ordinary shares (in dollars per share)	$ 0.62	$ 1.01	$ 2.90
Share-based compensation expense
Share-based compensation expense recognized	4,441	19,366	2,924
Unrecognized compensation expense
Unrecognized compensation expense relating to unvested share options	$ 1,865
Weighted average period over which unrecognized compensation expense is expected to be recognized	1 year 29 days